Investment Property (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information about investment property [text block]
Investment property movements are detailed as follows:

	Lands	Buildings	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2016
Historic cost	5,097,142	2,487,425	7,584,567
Depreciation	-	(746,565)	(746,565)
Book Value	5,097,142	1,740,860	6,838,002

As of December 31, 2016
Additions	-	11,036	11,036
Divestitures	(2,563)	-	(2,563)
Depreciation	-	(41,055)	(41,055)
Conversion effect (depreciation)	(364,940)	(218,986)	(583,926)
Conversion effect	-	32,333	32,333
Book Value	4,729,639	1,524,188	6,253,827

As of December 31, 2016
Historic cost	4,729,639	2,279,475	7,009,114
Depreciation	-	(755,287)	(755,287)
Book Value	4,729,639	1,524,188	6,253,827

As of December 31, 2017
Additions	-	17,588	17,588
Depreciation	-	(38,007)	(38,007)
Conversion effect (depreciation)	(270,804)	(165,236)	(436,040)
Conversion effect	-	27,991	27,991
Book Value	4,458,835	1,366,524	5,825,359

As of December 31, 2017
Historic cost	4,458,835	2,131,827	6,590,662
Depreciation	-	(765,303)	(765,303)
Book Value	4,458,835	1,366,524	5,825,359